Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
During year ended December 31, 2016, CVC divested its entire investment in the Company in conjunction with secondary public offering.
CD&R and CVC charged the Company a total of $2.8 million in the year ended December 31, 2015, for advisory services provided to the Company pertaining strategic consulting. In addition, during the year ended December 31, 2015, there was a contract termination fee of $26.2 million related to terminating consulting agreements between the Company and CVC and CD&R as a result of the June 2015 IPO. These amounts were recorded in other operating expenses, net. Refer to “Note 4: Other operating expenses, net” for additional information.

The following table summarizes the Company’s sales and purchases with related parties within the ordinary course of business:

	Year ended December 31,
(in millions)	2017	2016	2015
CD&R:
Sales to affiliate companies	5.3	7.7	29.7
Purchases from affiliate companies	6.0	16.5	19.9
Temasek:
Sales to affiliate companies	10.1	14.4	19.8
Purchases from affiliate companies	0.7	10.1	0.1
CVC (1):
Sales to affiliate companies	—	0.5	1.9
Purchases from affiliate companies	—	—	8.8

(1)	Sales and purchases related information for CVC is disclosed until August 31, 2016.
The following table summarizes the Company’s receivables due from and payables due to related parties:

	December 31,
(in millions)	2017	2016
Due from affiliates	$1.0	$2.3
Due to affiliates	0.2	2.1